schedule of third party and related party expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Total	€ 3,390,677	€ 4,688,461	€ 3,702,982
Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	1,657,620	3,464,460	2,111,388
Materials And Supplies [Member]
Related Party Transaction [Line Items]
Total	1,231,019	712,307	649,574
Compensation [Member]
Related Party Transaction [Line Items]
Total	499,849	472,100	753,238
Travel And Entertainment [Member]
Related Party Transaction [Line Items]
Total	596	34,466	133,573
Other [Member]
Related Party Transaction [Line Items]
Total	1,593	5,128	55,209
Third Parties [Member]
Related Party Transaction [Line Items]
Total	2,463,725	2,331,329	1,047,653
Third Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	946,156	1,454,576	74,518
Third Parties [Member] | Materials And Supplies [Member]
Related Party Transaction [Line Items]
Total	1,231,019	709,183	649,574
Third Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	284,957	145,700	171,289
Third Parties [Member] | Travel And Entertainment [Member]
Related Party Transaction [Line Items]
Total		16,742	97,063
Third Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total	1,593	5,128	55,209
Related Parties [Member]
Related Party Transaction [Line Items]
Total	926,952	2,357,132	2,655,329
Related Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	711,464	2,009,884	2,036,870
Related Parties [Member] | Materials And Supplies [Member]
Related Party Transaction [Line Items]
Total		3,124
Related Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	214,892	326,400	581,949
Related Parties [Member] | Travel And Entertainment [Member]
Related Party Transaction [Line Items]
Total	596	17,724	36,510
Related Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total